Bank Borrowings (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Debt Instrument [Line Items]
Short-term	$ 186,574	1,162,372	1,764,251
Long-term, current portion	74,991	467,204	242,604
Debt, current	261,565	1,629,576	2,006,855
Long-term, non-current portion	366,785	2,285,106	1,352,373
Total bank borrowings	$ 628,350	3,914,682	3,359,228